Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	As of December 31
	2018	2017
	USD in thousands
Cash in banks	5,077	1,828
Short-term bank deposits	5,548	1,000
	10,625	2,828

The currencies in which the cash and cash equivalents are denominated or to which they are linked are as follows:

	December 31
	2018	2017
	USD in thousands
USD	7,591	2,220
NIS	2,943	354
Other currencies	91	254
	10,625	2,828

The carrying amount of cash and cash equivalents approximates their fair value.